Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

March 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)

File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the MRP Synth Equity ETF hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 26, 2025, and filed electronically as Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A on January 26, 2025.

If you have any questions or require further information, please contact Daniel Bulger at (262) 382-3522 or dbulger@tidalfg.com.

Sincerely,

/s/ Daniel Bulger

Daniel Bulger

VP of Legal Services

Tidal Investments LLC